General (Narrative) (Details) ₪ in Millions			1 Months Ended				3 Months Ended			12 Months Ended
	Nov. 25, 2018 ILS (₪)	Nov. 25, 2018 USD ($)	Sep. 30, 2019 USD ($)	Jan. 31, 2019 USD ($)	Apr. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Nov. 25, 2018 USD ($)
Business Acquisition [Line Items]
Net gain related to revaluation										$ 0	$ (43,350,000)	$ 0
Goodwill							$ 1,340,617,000	$ 1,022,624,000		1,340,617,000	1,022,624,000
Acquired other intangible assets								$ 288,029,000			$ 288,029,000
Night Vision Business
Business Acquisition [Line Items]
Purchase price			$ 351,500,000
Goodwill			$ 211,727,000
Israeli Affiliated Company
Business Acquisition [Line Items]
Purchase price				$ 11,800,000
Ownership interest acquired				100.00%				19.00%			19.00%
Purchase price contingent consideration				$ 4,050,000			3,545,000			3,545,000
Goodwill				9,200,000
Acquired other intangible assets				$ 2,700,000
Universal
Business Acquisition [Line Items]
Purchase price					$ 123,581,000
Goodwill					$ 31,060,000
IMI Systems Ltd.
Business Acquisition [Line Items]
Purchase price	₪ 1,900	$ 520,000,000
Ownership interest acquired	100.00%												100.00%
Purchase price contingent consideration	₪ 1,400												$ 380,000,000
Deferred payments	90						26,400,000			26,400,000			24,000,000
Premises evacuation grants	1,365	$ 365,000,000
Goodwill							418,456,000			418,456,000			351,426,000
A Canadian Company
Business Acquisition [Line Items]
Purchase price						$ 20,200,000
Ownership interest acquired						100.00%
Purchase price contingent consideration						$ 10,500,000	6,622,000			6,622,000
Goodwill						9,500,000
Acquired other intangible assets						9,500,000
A Brazilian Company
Business Acquisition [Line Items]
Purchase price						$ 23,000,000
Ownership interest acquired						100.00%
Purchase price contingent consideration						$ 9,700,000	$ 7,960,000			$ 7,960,000
Goodwill						15,600,000
Acquired other intangible assets						$ 12,300,000
Federmann Group
Business Acquisition [Line Items]
Ownership percentage							44.30%			44.30%
Commercial cybersecurity Israeli subsidiary
Business Acquisition [Line Items]
Net gain related to revaluation									$ 42,000,000
Surgeon-centered visualization technologies Israeli subsidiary
Business Acquisition [Line Items]
Net gain related to revaluation									$ 3,500,000
Acquisition and other non-recurring expenses | Night Vision Business
Business Acquisition [Line Items]
Acquisition and other non-recurring expenses							$ 55,030,000
Acquisition and other non-recurring expenses | IMI Systems Ltd.
Business Acquisition [Line Items]
Acquisition and other non-recurring expenses								$ 69,464,000
Deferred Payments | IMI Systems Ltd.
Business Acquisition [Line Items]
Deferred payments	₪ 350												$ 94,000,000